Concentrations and credit risk	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Concentrations and credit risk
16	Concentrations and credit risk

The Company operates principally in the PRC (including Hong Kong) and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and trade receivables. The Company does not require collateral to support financial instruments that are subject to credit risk.

At March 31, 2019 and 2020, the Company had credit risk exposure of uninsured cash and deposits with maturities of less than one year in banks of approximately $7,527,000 and $9,111,000, respectively.

A substantial portion, 31%, 37% and 27% of revenue, was generated from one customer for the years ended March 31, 2018, 2019 and 2020, respectively.

The net revenue representing at least 10% of total net revenue are as follows:

	Year Ended March 31,
	2018		2019		2020
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	3,579	31	3,715	37	3,573	27
Customer C	1,599	14	1,225	12	1,239	9
Customer B	1,662	14	1,027	10	313	2
Customer D *	1,115	10	21	—	—	—
Customer E	1,050	9	996	10	—	—

	9,005	78	6,984	69	5,125	38

* That customer has stopped purchasing from us as of June 2017.

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2019		2020
	$ in thousands	%	$ in thousands	%

Customer C	136	23	241	30
Customer B	191	32	133	16
Customer A	127	21	99	12
Customer F	—	—	95	12

		76		70

At March 31, 2019 and 2020, these customers accounted for 76% and 70%, respectively, of net trade receivables. The trade receivables have repayment terms of not more than twelve months.